NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2016	Mar. 30, 2016	Sep. 12, 2014	May 31, 2014
Entity incorporation date			Jan. 23, 2007
Common stock, shares								21,625,219
Percentage of Common stock,							41.00%	72.00%
common stock, shares outstanding						1,158,770		5,000,000
Common Stock Shares Issued	74,113,060		73,138,060	34,117,886	13,000,000	29,136,839	29,136,839		200,000
Converted common stock warrants			3,645,297
Converted common stock options			1,158,770
Prepaid expenses	$ 20,544
Property and equipment	5,085
Deposits	2,167
Accounts payable	244,776
Accrued expenses	598,659
Accrued compensation	615,000
Accrued interest	23,862
Notes payable	772,970
Outstanding common stock options	468,958		$ 1,355,924
Fair value of common stock issued	29,136,839
Fair value of warrants issued estimated	3,645,297
Fair value of vested options estimated	1,158,770
Goodwill	$ 1,586,796
Issued and outstanding common stock						41.00%
Common stock warrants outstanding	74,113,060		73,138,060	34,117,886		3,645,297
Tangible assets consisting of cash	$ 255,748
Intangible assets	$ 19,400,000
Vested portion of common stock options issued	1,158,770
Estimated fair value	$ 17,482,093
Estimated fair value warrant issued		$ 157,984	$ 1,198,564	$ 768,435	$ 1,459,531
Estimated vested options of fair value	461,808
Purchase price	19,015,073
Assets acquired	$ 17,428,277
LMB [Member]
Common Stock Shares Issued			29,136,839
Converted common stock warrants			3,645,297
Converted common stock options			1,158,770
Cash			$ 255,748
Prepaid expenses			20,544
Property and equipment			5,085
Deposits			2,167
Identifiable intangible assets			19,400,000
Accounts payable			244,776
Accrued expenses			598,659
Accrued compensation			615,000
Accrued interest			23,862
Notes payable			772,970
Net assets acquired			17,428,277
Outstanding common stock options			19,015,073
Fair value of common stock issued			17,482,093
Fair value of warrants issued estimated			1,071,172
Fair value of vested options estimated			461,808
Goodwill			$ 1,586,796